Commitments and Contingencies - Schedule of Lease Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 916
2026	944
2027	724
Total lease payments	2,584
Less imputed interest	(347)
Total lease liabilities	2,237
Less current portion of lease liability	714	$ 759
Lease liability, net of current portion	$ 1,523